Plan Description (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Automatic annual deferral rate	1.00%
Pre-tax deferral rate (as a percent)	3.00%
Maximum borrowing, amount	$ 50,000
Maximum borrowing from account balance, percentage	50.00%
Minimum borrowing, amount	$ 1,000
Maximum loan term, residential loans	30 years
EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	100.00%	100.00%
EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	50.00%	50.00%
Minimum
EBP, Description of Plan [Line Items]
Requisite service period, number of days	90 days
Loan term	1 year
Participant loan, interest rate	4.25%
Minimum | EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Percent of participant compensation eligible for employer matching	3.00%	3.00%
Employer contribution, matching percentage of eligible compensation	3.00%	3.00%
Maximum
EBP, Description of Plan [Line Items]
Pre-tax deferral rate (as a percent)	5.00%
Loan term	5 years
Participant loan, interest rate	9.50%
Maximum | EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage of eligible compensation	5.00%	5.00%